THE MAINSTAY GROUP OF FUNDS

MainStay Epoch International Small Cap Fund

Supplement dated October 17, 2012 (“Supplement”) to the Summary Prospectus

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Epoch International Small Cap Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective December 31, 2012, Emily Baker will no longer serve as a portfolio manager of the Fund and, as of that date, all references to Ms. Baker as a portfolio manager of the Fund will be removed. Eric Citerne, Michael Welhoelter and William Priest will continue to serve as portfolio managers of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Epoch International Small Cap Fund

Supplement dated October 17, 2012 (“Supplement”) to the Statement of Additional Information,

dated February 28, 2012

This Supplement updates certain information contained in the Statement of Additional Information for MainStay Epoch International Small Cap Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective December 31, 2012, Emily Baker will no longer serve as a portfolio manager of the Fund and, as of that date, all references to Ms. Baker as a portfolio manager of the Fund will be removed. Eric Citerne, Michael Welhoelter and William Priest will continue to serve as portfolio managers of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.